Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes
12.	Income Taxes

Income Tax Expense

During the years ended December 31, 2020 and 2019 the Group recorded consolidated income tax expense of €46 thousand and €61 thousand, respectively. These income tax expenses mainly relate to foreign subsidiaries.

At German companies, a corporation tax rate of 15% was used for the calculation of deferred taxes. In addition, a solidarity surcharge of 5.5% on corporation tax and a trade tax rate of 11.73% were taken into account. This resulted in an overall tax rate of 27.55% for German companies, which is also the group tax rate. At international group companies, the respective country-specific tax rates were used for the calculation of current and deferred taxes.

Tax Rate Reconciliation

The following table presents the reconciliation of expected tax expense and reported tax expense. Expected tax expense is determined by multiplying consolidated profit before tax from continuing operations by the total group tax rate of 27.55%:

In € thousand	2020	2019
Profit (Loss) before income tax	(188,381)	(63,418)
Income tax rate	27.55%	27.55%
Expected income taxes on this	51,899	17,472
Effects deriving from differences to the expected tax rate	54	(3)
Other non-deductible expenses and taxes	(238)	(312)
Changes in the realization of deferred tax assets	(22,371)	(18,978)
Other	(29,390)	1,760
Income tax as per statement of operations	(46)	(61)
Effective tax rate in %	0.0%	(0.1)%

The other effects in 2020 mainly relate to equity settled share-based payments (€71,990 thousand, resulting in a reconciliation effect of €19,883 thousand), the recognition of the day one effect of the convertible loan in equity (€34,084 thousand, resulting in a reconciliation effect of €9,390 thousand) and transaction cost deducted from equity (€503 thousand, resulting in a reconciliation effect €139 thousand). The other effects in 2019 mainly relate to the embedded derivative of the convertible loans (€3,981 thousand, resulting in a reconciliation effect of €1,097 thousand). Refer to notes 19 and 20.

Deferred Taxes

Deferred taxes related to the following:

	Deferred tax assets			Deferred tax liabilities
In € thousand	12/31/2020	12/31/2019	01/01/2019	12/31/2020	12/31/2019	01/01/2019
Non-current assets	206	338	—	191	2	5
Intangible assets	203	336	—	—	—	1
Property, plant and equipment	—	—	—	3	2	4
Financial assets	3	2	—	188	—	—
Current assets	1	23	1	—	—	12
Inventories	1	2	1	—	—	—
Receivables and other assets	—	21	—	—	—	12
Non-current liabilities	1	144	16	9	—	—
Provisions	—	1	—	9	—	—
Liabilities	1	143	16	—	—	—
Current liabilities	55	4	—	63	507	—
Provisions	0	—	—	62	—	—
Liabilities	55	4	—	1	507	—
Gross value	263	509	17	263	509	17
Netting	(263)	(509)	(17)	(263)	(509)	(17)
Recognition in the statement of financial position	—	—	—	—	—	—

As of December 31, 2019, and 2020, there were the following tax attributes (gross):

In € thousand	12/31/2020	12/31/2019	01/01/2019
Corporation tax loss carryforwards	129,704	42,056	41,343
Trade tax loss carryforwards	128,889	41,657	41,197
Interest carryforwards	14,879	9,555	—

The reported tax loss and interest carryforwards mainly relate to the German Lilium entities and can be carried forward indefinitely (German minimum taxation rules and interest stripping rules apply). These tax attributes may be subject to restrictions of the German change in ownership rules (Sec. 8c KStG) going forward.

These tax attributes relate to entities that have a history of losses which have been accumulated in the previous years. The respective entities neither have any taxable temporary difference exceeding the deductible temporary differences nor any tax planning opportunities and documentation available that could partly support the recognition of these tax attributes as deferred tax assets. On this basis, the Group has determined that it cannot recognize deferred tax assets on the tax attributes carried forward.

For the following deductible temporary differences and tax loss and interest carryforwards, no deferred tax assets were recognized in the financial statements:

	Deferred tax assets on
	Temporary		Interest carry
In € thousand	differences	Tax losses	forward	Total
Unrecognized deferred tax assets as of January 1, 2019	3,834	11,373	—	15,207
Addition	16,479	167	2,352	18,998
Unrecognized deferred tax assets as of December 31, 2019	20,313	11,540	2,352	34,205
Addition	—	24,099	1,311	25,410
Deductions	(3,037)	—	—	(3,037)
Unrecognized deferred tax assets as of December 31, 2020	17,276	35,639	3,663	56,578